Average Annual Total Returns	12 Months Ended
Jan. 31, 2015
Vanguard GNMA Fund | Vanguard GNMA Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.65%
Five Years	4.21%
Ten Years	4.82%
Inception Date	Jun. 27, 1980
Vanguard GNMA Fund | Vanguard GNMA Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.76%
Five Years	4.32%
Ten Years	4.92%
Inception Date	Feb. 12, 2001
Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.58%
Five Years	8.53%
Ten Years	6.46%
Inception Date	Dec. 27, 1978
Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.69%
Five Years	8.64%
Ten Years	6.59%
Inception Date	Nov. 12, 2001
Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.81%
Five Years	6.23%
Ten Years	5.38%
Inception Date	Nov. 01, 1993
Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.91%
Five Years	6.34%
Ten Years	5.49%
Inception Date	Feb. 12, 2001
Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.32%
Five Years	4.12%
Ten Years	4.69%
Inception Date	Oct. 28, 1991
Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.42%
Five Years	4.23%
Ten Years	4.83%
Inception Date	Feb. 12, 2001
Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	18.17%
Five Years	10.01%
Ten Years	7.24%
Inception Date	Jul. 09, 1973
Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	18.29%
Five Years	10.13%
Ten Years	7.36%
Inception Date	Feb. 12, 2001
Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	25.28%
Five Years	9.68%
Ten Years	7.32%
Inception Date	May 19, 1986
Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	25.40%
Five Years	9.80%
Ten Years	7.46%
Inception Date	Feb. 12, 2001
Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.17%
Five Years	1.64%
Ten Years	3.14%
Inception Date	Dec. 31, 1987
Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.27%
Five Years	1.75%
Ten Years	3.24%
Inception Date	Feb. 12, 2001
Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.76%
Five Years	2.87%
Ten Years	3.58%
Inception Date	Oct. 29, 1982
Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.86%
Five Years	2.97%
Ten Years	3.68%
Inception Date	Feb. 12, 2001
Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.90%
Five Years	3.00%
Ten Years	3.72%
Inception Date	Sep. 30, 1997
Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.71%
Five Years	1.24%
Ten Years	2.74%
Inception Date	Oct. 28, 1991
Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.82%
Five Years	1.34%
Ten Years	2.86%
Inception Date	Feb. 13, 2001
Return After Taxes on Distributions | Vanguard GNMA Fund | Vanguard GNMA Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.44%
Five Years	2.81%
Ten Years	3.22%
Return After Taxes on Distributions | Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	2.13%
Five Years	5.91%
Ten Years	3.79%
Return After Taxes on Distributions | Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.14%
Five Years	4.31%
Ten Years	3.47%
Return After Taxes on Distributions | Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.49%
Five Years	3.02%
Ten Years	3.26%
Return After Taxes on Distributions | Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	15.41%
Five Years	7.75%
Ten Years	5.06%
Return After Taxes on Distributions | Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	23.19%
Five Years	7.78%
Ten Years	5.38%
Return After Taxes on Distributions | Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.91%
Five Years	1.10%
Ten Years	2.16%
Return After Taxes on Distributions | Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.85%
Five Years	1.87%
Ten Years	2.30%
Return After Taxes on Distributions | Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.93%
Five Years	1.96%
Ten Years	2.39%
Return After Taxes on Distributions | Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.46%
Five Years	0.83%
Ten Years	1.88%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard GNMA Fund | Vanguard GNMA Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.77%
Five Years	2.74%
Ten Years	3.15%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	2.58%
Five Years	5.55%
Ten Years	3.88%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.43%
Five Years	4.24%
Ten Years	3.51%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	2.51%
Five Years	2.92%
Ten Years	3.24%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.43%
Five Years	6.96%
Ten Years	4.78%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	14.57%
Five Years	7.01%
Ten Years	5.11%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.66%
Five Years	1.09%
Ten Years	2.09%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.02%
Five Years	1.85%
Ten Years	2.29%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.09%
Five Years	1.93%
Ten Years	2.38%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.42%
Five Years	0.84%
Ten Years	1.84%
Barclays U.S. Long Treasury Bond Index | Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	25.07%
Five Years	9.96%
Ten Years	7.54%
Barclays U.S. Long Treasury Bond Index | Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	25.07%
Five Years	9.96%
Ten Years	7.54%
Barclays U.S. Corporate High Yield Bond Index | Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	2.45%
Five Years	9.03%
Ten Years	7.74%
Barclays U.S. Corporate High Yield Bond Index | Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	2.45%
Five Years	9.03%
Ten Years	7.74%
Barclays U.S. GNMA Bond Index | Vanguard GNMA Fund | Vanguard GNMA Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.97%
Five Years	4.11%
Ten Years	4.85%
Barclays U.S. GNMA Bond Index | Vanguard GNMA Fund | Vanguard GNMA Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.97%
Five Years	4.11%
Ten Years	4.85%
Barclays U.S. 1-5 Year Treasury Bond Index | Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.17%
Five Years	1.79%
Ten Years	3.09%
Barclays U.S. 1-5 Year Treasury Bond Index | Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.17%
Five Years	1.79%
Ten Years	3.09%
Barclays U.S. 1-5 Year Government Bond Index | Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.18%
Five Years	1.75%
Ten Years	3.12%
Barclays U.S. 1-5 Year Government Bond Index | Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.18%
Five Years	1.75%
Ten Years	3.12%
Barclays U.S. 1-5 Year Credit Bond Index | Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.95%
Five Years	3.42%
Ten Years	4.10%
Barclays U.S. 1-5 Year Credit Bond Index | Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.95%
Five Years	3.42%
Ten Years	4.10%
Barclays U.S. 1-5 Year Credit Bond Index | Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.95%
Five Years	3.42%
Ten Years	4.10%
Barclays U.S. 5-10 Year Treasury Bond Index | Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.42%
Five Years	5.28%
Ten Years	5.23%
Barclays U.S. 5-10 Year Treasury Bond Index | Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.42%
Five Years	5.28%
Ten Years	5.23%
Barclays U.S. 5-10 Year Credit Bond Index | Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.38%
Five Years	6.96%
Ten Years	5.84%
Barclays U.S. 5-10 Year Credit Bond Index | Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.38%
Five Years	6.96%
Ten Years	5.84%
Barclays U.S. Long Credit A or Better Bond Index | Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	17.22%
Five Years	9.60%
Ten Years	6.78%
Barclays U.S. Long Credit A or Better Bond Index | Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	17.22%
Five Years	9.60%
Ten Years	6.78%
High-Yield Corporate Composite Index | Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.34%
Five Years	8.47%
Ten Years	none
High-Yield Corporate Composite Index | Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.34%
Five Years	8.47%
Ten Years	none